Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties

22. Transactions with related parties

(1) List of related party of the Company as of December 31, 2018, 2017 and 2016, is as follows:

The related parties of the Company are entities and individuals capable of exercising control or significant influence over the Company. Related parties include GungHo Online Entertainment, Inc.(the largest shareholder of Gravity through its 59.31% common shares) and its subsidiaries, members of board of directors, and executives with strategic responsibilities and their immediate families.

(2) Major balances of receivables from and payables to related parties

Details of receivables from and payables to related parties as of December 31, 2018 and 2017 are as follows:

		December 31, 2018				December 31, 2017
		(In millions of Korean won)
Related parties classification	Entity	Receivable		Payables		Receivable		Payables
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	1,053	~~W~~	3	~~W~~	775	~~W~~	3

(3) Transactions such as sales and purchases

The details of sales and purchases with related parties for the years ended December 31, 2018, 2017 and 2016 are as follows

		2018				2017				2016
Related parties classification	Entity	Sales		Purchase		Sales		Purchase		Sales		Purchase
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	10,516	~~W~~	3	~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	36
Other related company	ACQUIRE Corp(*1)		—		—		—		—		—		3
Total		~~W~~	10,516	~~W~~	3	~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	39

(*1) ACQUIRE Corp. is a subsidiary of GungHo Online Entertainment, Inc.

(4) Fund transactions with related parties

No fund transactions were made with related parties for the years ended December 31, 2018, 2017 and 2016.

(5) Compensation for key management personnel

The compensation for the key management personnel (registered directors), for the years ended December 31, 2018, 2017 and 2016 are as follows.

	2018		2017		2016
		(In millions of Korean won)
Salary	~~W~~	690	~~W~~	629	~~W~~	428